6. NOTES PAYABLE	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NOTES PAYABLE

On September 7, 2010, the Company entered into a loan agreement with Phoenix Productions and Entertainment Group (“PPEG”) for an interest-free loan up to $1,000,000 (the “PPEG Loan Agreement”). Up to December 21, 2012, the Company borrowed an aggregate of $911,894 under the PPEG Loan Agreement which was used for the Company’s operations, potential acquisitions, acquisition of intellectual property rights and HPEV, Inc.

On March 3, 2012, the Company entered into a loan agreement with Action Media Group, LLC, an Arizona limited liability company (“Action Media”) for $500,000 but under which it only borrowed $250,000. The terms of the loan included 3% annual interest and payment of principal and interest to begin upon a mutual agreed upon date in the future. Maturity of the loan was perpetual or upon mutual agreement of both parties or if conditions were breached or in default.

In April, May, June and July of 2012, Spirit Bear Limited made cash advances for and funded loans to the Company in the total amount of $186,222, creating direct financial obligations of the Company. On August 8, 2012, the Company and Spirit Bear reached a definitive agreement concerning the terms of the loans, including the Company’s obligations to repay Spirit Bear within 180 days from each date of funding, and the Company’s obligation to issue warrants to Spirit Bear to purchase 3.5714 shares of common stock per dollar of consideration provided by Spirit Bear, subject to certain adjustments, at the per share price of $.35, as partial consideration for the loans. The warrants granted to Spirit Bear totaled 665,374 shares. The value of these warrants was estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 2 years; risk free interest rate of 0.33%; dividend yield of 0% and expected volatility of 250%. These options were valued at $622,523 and the aggregate value was capitalized as a financing cost and was accreted and charged to financing cost expense in the amount of $622,523 during the year ending December 31, 2012.

In the event payment is not made within 90 days of the receipt of each loan, the Company was required to provide penalty warrants. On December 14, 2012, the penalty warrants for all four loans owed to Spirit Bear totaled 819,223. The value of these warrants was estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 2 years; risk free interest rate of 0.62%; dividend yield of 0% and expected volatility of 245%. These options were charged to interest expense in the amount of $197,413 during the year ending December 31, 2012.

On December 14, 2012, the Company entered into a Securities Purchase Agreement with Spirit Bear pursuant to which it sold to Spirit Bear 200 shares of the Company’s Series A Convertible Preferred Stock (the “Preferred Stock”) and 3 sets of warrants to purchase an aggregate of 2,000,000 shares of the Company’s common stock at the respective exercise prices of $0.35, $0.50 and $0.75 per share (See Note 5). The aggregate purchase price for sale of the Preferred Stock and warrants was $500,000, of which $313,777 was paid in cash and $186,222 was paid by cancelation of $186,222 in outstanding indebtedness held by Spirit Bear.

On December 11, 2012, the Company concluded negotiations on a debt settlement agreement by and among the Company, PPEG, Action Media (PPEG and Action Media collectively, the “Debt Holders”) and Spirit Bear. To help induce Spirit Bear to invest in the Company, the Debt Holders agreed to forgive debt of $1,161,894 and accrued interest owed to them by the Company (the “Debt”) and release the Company of (i) any future liability or claim related to the Debt, (ii) any future liability or claim related to shares of any class of equity in the Company, and (iii) any obligation or liability of the Company.

Pursuant to the Debt Settlement Agreement, $911,894 outstanding under the PPEG Loan Agreement was forgiven. Action Media agreed to forgive all outstanding debt and accrued interest under the loan. The Debt Holders also agreed to deposit 4,676,000 shares of common stock in escrow. Upon the filing of a registration statement with the SEC, 3,676,000 shares were to be cancelled and returned to treasury (See Note 11). The remaining 1,000,000 shares will be purchased by the Company or a nominee of the Company at $0.40 per share at the rate of $10,000 per month commencing within 90 days after HPEV achieves $1,000,000 in gross revenues for products or services from business operations. PPEG and Action Media will divide the $400,000 on a pro rata basis based on each company’s respective amount of debt forgiven.

Pursuant to the Debt Settlement Agreement signed with Phoenix Productions and Entertainment Group, Action Media Group and Spirit Bear Limited signed on December 11, 2012, 3,676,000 shares of common stock that were being held in escrow were cancelled on January 14, 2013. That left 1,000,000 shares remaining in escrow and a total of 43,970,411 shares of common stock outstanding.